Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Leases [Line Items]
Additions to right of use assets	$ 36,600
Decrease in right of use assets due to termination	100
Lease-related interest expense	20,375	$ 7,078
Depreciation capitalised related to leases	8,700	4,100
Depreciation related to leases	$ 200	100
Operating lease term	10-year
Operating lease term, Maturity date	December 2029
Finance lease term, Maturity date	February 2021
Outstanding sublease receivables	$ 0
Sale and leaseback agreements net book value	33,000	37,100
Gain loss on sale of assets	500	6,400
Proceeds from sale and lease back transactions	29,900	36,400
Increase decrease in right of use assets due to sale and lease back transactions	25,200	100
Increase decrease in operating lease liabilities	24,500	36,600
Operating lease liability tenant additional improvement allowance	52,900	47,700
Loss on lease termination	7,100
Income from reimbursements under tenant improvement allowances	27,300
Hope Heal Health Loan [member]
Disclosure of Leases [Line Items]
Settlement of security deposits	600
Selling, general and administrative expense [member]
Disclosure of Leases [Line Items]
Depreciation capitalised related to leases	4,700	1,600
Short term lease rent expenses	1,100	300
Cost of Sales [member]
Disclosure of Leases [Line Items]
Depreciation related to leases	3,900	2,600
Cost of Sales [member] | Previously stated [member]
Disclosure of Leases [Line Items]
Depreciation related to leases	100	$ 300
Other expense income net [member]
Disclosure of Leases [Line Items]
Rental income	700
Loss on lease termination	700
Canna Royalty Corp [Member]
Disclosure of Leases [Line Items]
Additions to right of use assets	$ 18,000
Bottom of range [member]
Disclosure of Leases [Line Items]
Lease term	one year
Lease renewal term	one year
Lease exercise renewal options term	one year
Top of range [member]
Disclosure of Leases [Line Items]
Lease term	20 years
Lease renewal term	35 years
Lease exercise renewal options term	10 years